RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Due to related parties	$ 18	$ (167)
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due to related parties	(113)	(269)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	$ 95	$ 102